Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended									6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 2 [Member]	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents						$ 987	$ 987	$ 0	$ 0
Marketable Equity Securities						72	72	0	0
Mandatory convertible bonds						(647)	(647)	0	0
Embedded Derivatives						(1)	0	(1)	0
Option Component Of Convertible Bonds						(25)	0	(25)	0
Long-Lived Assets to be Abandoned, Fair Value of Asset											0	0	0	0
(Losses) Gains on Sales of Assets and Asset Impairment Charges										(1)
Impairment of assets	1	11								1
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)				106.10%
Fair value of bond excluding conversion feature (percent)				102.71%
Fair value of conversion feature (percent)				3.39%
Total issued bond value ($ million)	$ 1,000.0		$ 1,000.0	$ 732.5	$ 732.5